Bayview Opportunity Master Fund IVb Trust 2016-RN1
For: Bayview Fund Management LLC
By: Mission Global, LLC

PROJECT SCOPE AND PROCEDURES

This summarizes the scope and process of reviews performed by Global Financial Review, Inc. now known as Mission Global, LLC ("GLOBAL") provided on behalf of Residential RealEstate Review, Inc. for certain mortgage loans sold to an affiliate of Bayview Fund Management LLC ("Client") from various transactions as defined below.

(1)	Type of assets that were reviewed

GLOBAL performed due diligence services as described below on 49 mortgage loans. All of these mortgage loans were purchased by an affiliate of Bayview Fund Management LLC ("Client"), and were reviewed by GLOBAL on behalf of Residential RealEstate Review, Inc. ("RRR") (collectively the "Review"), in various bulk transactions during various periods in 2015. Mortgage loans were reviewed via files imaged and provided by various sellers or their designees for review.

(2)	Sample Size

The Review was conducted on 49 mortgage loans (the "GLOBAL Population"). GLOBAL is unaware of the of total number mortgage loans in the Securitization Population (the "Securitization Population"); therefore, GLOBAL cannot determine what percentage the GLOBAL Population represents as a percentage of the Securitization Population. The GLOBAL Population covered an aggregate original principal balance of approximately $4,350,165.24.

(3)	Sample Size Determination

The GLOBAL Population is a subset of all mortgage loans in the securitization population. GLOBAL does not know what percentage of total mortgage loans in the Securitization Population was reviewed by a third party due diligence provider and therefore cannot comment as to the sufficiency of such sample as a percentage of the overall Securitization Population.

(4)	Data Integrity

As part of the initial acquisition review, GLOBAL compared certain data fields on the data tapes provided by RRR to the data found in the actual file as captured by GLOBAL. RRR did not request GLOBAL to provide the data integrity portion of our acquisition reviews for consideration in the securitization. A separate data integrity review may have been completed by Client for purpose of the securitization.

(5)	Asset Origination

GLOBAL was not asked as part of the scope of the Review to evaluate origination of the assets nor were any guidelines, standards, criteria or other requirements reviewed. A separate origination review may have been completed by Client for purpose of the securitization.

(6)	Collateral Value

GLOBAL was not asked as part of the scope of the Review to evaluate collateral value nor were any other value related requirements reviewed. A collateral value review may have been completed by Client for purpose of the securitization.

(7)	Compliance Review

GLOBAL reviewed 49 of the loans to determine, as applicable, to the extent possible and subject to the caveats below, whether the loan complies with the following items:

(I)
The applicable disclosure requirements provided under the Mortgage Disclosure Improvement Act ("MDIA"), the federal Truth in Lending Act ("TILA"), as amended by the Home Ownership and Equity Protection Act ("HOEPA"),15 U.S.C. § 1601 et seq., as implemented by Regulation Z, 12 C.F.R. Pat 226; (ii) Section 4 of the Real Estate Settlement Procedures Act ("RESPA"), 12 U.S.C. §2603, as implemented by Regulation X, 24 C.F.R. Part 3500; (iii) the disclosure requirements and prohibitions of Section 50(a)(6), Article XVI of the Texas Constitution and associated regulations; and (iv) the disclosure requirements and prohibitions of the applicable state, county and municipal laws and ordinances that were enacted to combat predatory lending; and

(II)	Federal Truth in Lending Act/Regulation Z

a.	A review of the material compliance disclosures set forth in the Truth in Lending Disclosure and the Notice of Right to Cancel, if applicable; and

b.
A review and comparison of the initial and final TIL and re-disclosed TILs with a report outlining any TILA violations. Review included test for compliance with timing requirements (delivery, re-disclosure, and waiting period), a re-calculation of disclosed finance charge, APR, amount financed and total payments, and a review to ensure disclosure differences in disclosed and calculated APR and finance charge were within the permitted tolerances under Regulation Z and commentary, principal and interest calculations and when applicable, compliance with the TILA Rate/Payment Summary table disclosure requirements under the MDIA, as well as proper and timely receipt and execution on the TIL by all required parties; and

c.
A review of the Notice of Right to Cancel: Review included a verification that the correct applicable model form is used, verification of the transaction date and expiration date, ensuring accuracy, completeness, and proper execution of the Notice of Right to Cancel by all required parties, verifying the disbursement date and determined if a full three business day rescission period was adequately provided to the borrower(s); and

d.	Section 32/HOEPA

i.	APR Test

ii.	Points and Fees Test

iii.	Review and verification of compliance with applicable Section 32 disclosures and provisions, when necessary; and

e.	Section 35/Higher Priced Mortgage Loans ("HPML")

i.	APR Test

ii.
Review and verification of compliance with applicable HPML provisions including but not limited to prepayment penalty restrictions, ability to repay, and escrow account and appraisal requirements, as applicable; and

(III)	RESPA/Regulation X

Each mortgage loan was reviewed to ensure compliance with the January 1st 2010, or the most current, amendments to Regulation X. The RESPA/Regulation X review consisted of the following:

a.
Good Faith Estimate / GFE: Confirmed the presence of the current GFE form in effect at the time of origination. Verified the initial GFE was provided to the borrower(s) within three business days of application. Review included verification that correct form was used, all fees were accurately disclosed on the GFE and were reflected in the proper locations on the document. In addition, each GFE in file was reviewed for completeness and compliance with the requirements under the Reg. X, GFE instructions, and RESPA FAQs, as amended. If there are multiple GFEs in file, each subsequent GFE was reviewed as outlined above and for timely delivery, and review for evidence of borrower requested change or documented and acceptable changed circumstance for any changes in loan terms, rate or increase in settlement fees above the permitted tolerances under RESPA; and

b.	Written List of Service Providers: Reviewed to determine presence of a settlement service provider list when applicable

c.
Final HUD-1/A Settlement Statement: Confirmed compliance with the current RESPA requirements in effect as of origination of the Mortgage Loan including: that the current applicable HUD-1/A form was provided and properly completed and all required information were disclosed in the appropriate section as set forth in Reg X and HUD-1 Instructions; and

d.
GFE and Final HUD Comparison/Tolerance Tests: Confirmed compliance with the current RESPA requirements in effect as of origination of the Mortgage Loan including: review of all fees subject to tolerances from the last binding GFE provided to the borrower against charges on HUD to ensure that any increases in fees were within the permitted tolerances. Confirmed the loan terms and fees disclosed on the third page of the HUD accurately reflected how they were disclosed on the GFE and how the loan closed. Reviewed any attempt to cure a RESPA violation due to disclosed fees being outside of applicable tolerances to ensure that either the proper reimbursement was made or a new HUD-1 was provided and that it was done within the required 30 day window; and

(VI)	State and Local Anti-Predatory Regulations

•	Arkansas Home Loan Protection Act, Ark. Stat. Ann. § 23-53-101 et seq.

•	California Anti-Predatory Lending Statute, Cal. Fin. Code § 4970 et seq.

•	Colorado Consumer Equity Protection Act, Colo. Rev. Stat. § 5-3.5-101 et seq. and as amended by Senate Bill 216 (2007) and House Bill 1322 (2007).

•	Connecticut Abusive Home Loan Lending Practices Act, Conn. Stat. Ann. §36a-746 et seq. and the Responsible Lending and Economic Security Act, Conn. House Bill 5577 (2008).

•	Connecticut Conn. Gen. Stat. Section 36a-760 through 36a-760j

•	Conn. Gen. Stat. Section 36a-498a (1st lien); Conn. Gen. Stat. Section 36a-521 (junior lien)

•	District of Columbia Home Loan Protection Act of 2002, D.C. Official Code § 26-1151.01 et seq., as implemented by 20 D.C. Municipal Reg. § 2000.1 et seq. as well as DC Mortgage Disclosure Act of 2007.

•	Florida Fair Lending Act, Fla. Stat. Ann. § 494.0078 et seq.

•	Georgia Fair Lending Act, Ga. Stat. Ann. § 7-6A-1 et seq. (as originally enacted by House Bill 02-1361 and as modified by Senate Bill 03-53)

•	Idaho Residential Mortgage Practices Act, Idaho Code § 26-3101 et seq.

•	Illinois High Risk Home Loan Act, Public Act. 93-0561 (2003).

•	City of Chicago, Illinois, Anti-Predatory Lending Ordinance, Chicago Municipal Code, §§ 2-32- 440; 2-32-455; 2-92-325; 4-4-155; 8-4-325.

•	Cook County, Illinois, Anti-Predatory Lending Ordinance, Ordinance No. 240864 (2001) as amended by Illinois SB 1167 (2007).

•	Indiana Home Loan Practices Act, Ind. Code § 24-9-1 et seq.

•	Section16a-3-308a of the Kansas Consumer Credit Code, Kan. Stat. Ann. §16a-l-101 et seq.16.

•	Kentucky Anti-Predatory Lending Statute, Ky. Rev. Stat. § 360.100 et seq. and as amended by Kentucky House Bill 552 (2008).

•	Maine, An Act to Enhance Consumer Protections in Relation to Certain Mortgages, 9A Me. Rev. Stat. Ann. §§ 8-103(1); 8-206(8); 8-206A and Maine Legislative Document 1869 (2007).

•	Maryland Commercial Law, Mary. Stat. Ann. §§ 12-124.1; 12-127; 12-409.1; 12-1029 and as amended by

•	Maryland Senate Bill 270 (2008) and Maryland Regulations under the Maryland Mortgage Lender Law (2009).

•	Massachusetts High Cost Mortgage Regulations, 209 CMR § 32.32 et seq. including MA House Bill 4387(2008) 20. Massachusetts Predatory Home Loan Practices Act, M.G.L. Chapter 183(C).

•	Massachusetts "Borrower's Interest" Standard, M.G.L. Chapter 183, §28C.

•	Michigan Consumer Mortgage Protection Act, Mich. Stat. Ann. § 445-1631 et seq.

•	Minnesota Mortgage Originator and Service Licensing Act, § 58.137 et al. (S.F. 2988 (2002) and as amended by House File 1004 and SF 98 (2007) and SF 3154 and 3214 (2008).

•	Nebraska Mortgage Bankers Registration and Licensing Act, Neb. Stat.§ 45-702 et seq.

•	Nevada Anti-Predatory Lending Law, Nev. Rev. Stat. § 598D.010 et seq. and as amended by AB 440.

•	New Jersey Home Ownership Security Act of 2002, NJ Stat. Ann. § C:46:l OB-22 et seq.

•	New Mexico Home Loan Protection Act, N.M. Stat. Ann. § 58-21A-1 et seq. and as amended by Senate Bill 342 (2009).

•	New York High Cost Home Loan Regulations, 3 NYCCR Part 41 (2001).

•	New York High Cost Home Loan Act, N.Y. Bank. L. Ch. 626., as implemented by 3 NYCCR Part 41(2003) and as amended by Senate Bill 8143-A (2008).

•	North Carolina Anti-Predatory Lending Law, N.C. Gen. Stat. §§ 24-1.1A to 24-10.2 and North Carolina

•	Amendments to Anti-Predatory Lending Law, N.C. Gen. Stat. §§ 24-9; 24-l.l (E)(a); 24-10.2(a) and as amended by House Bill 1817 (2007).

•	Ohio Anti-Predatory Lending Statute, Ohio Rev. Code Ann. § 1.63 and as amended by S.B. 185.

•	City of Cleveland Heights, Ohio, Anti-Predatory Lending Ordinance, Ordinance No. 72-2003.

•	Oklahoma Anti-Predatory Lending Law, House Bill No. 1574 (2003).

•	Pennsylvania Consumer Equity Protection Act, 63 Pa. Cons. Stat. Ann. § 456.501 et seq.

•	City of Providence, Rhode Island Predatory Lending Ordinance, Ordinance No. 245, Chapter 2006-33 as amended.

•	Rhode Island Home Loan Protection Act, Chapter 25.2 of Title 34 of RI Gen. L. et seq., including the Emergency and Final Regulations.

•	South Carolina High-Cost and Consumer Home Loans Act, S.C. Code § 37-23-10 et seq.

•	South Carolina Consumer Protection Code, S.C. Code 37-1-101 et seq.

•	Tennessee Home Loan Protection Act of 2006, TN Code Annotated, Title 47 et seq.

•	Texas High-Cost Home Loan Statute, TX. Fin. Code Ann. § 343.201 et seq.

•	Utah Residential Mortgage Practices Amendments, Utah Code Ann. § 61- 2c-102 et seq.

•	Utah High Cost Home Loan Act, Utah Code § 61-2d-101 et seq.

•	Vermont Interest Act, 9 V.S.A. § 104, implemented by Regulation B-98-2.

•	Virginia Mortgage Lender and Broker Act (for loans originated prior to July 1, 2003), Va. Code Ann. §§ 6.1-413; 6.1-422, 6.1-428.

•	Virginia Mortgage Lender and Broker Act (for loans originated after July 1, 2003), Va. Code Ann. §§ 6.1-411; 6.1-422.1, 6.1-425.1; 6.1-425.2.

•	Vermont Interest Act, 9 V.S.A. § 104, implemented by Regulation B-98-2

•	Washington House Bill 2770, Mortgage Lending and Homeownership, Chapter 108, Laws of 2008.

•	Wisconsin Responsible High Cost Mortgage Lending Act, Wis. Stat. § 428.202.

•	West Virginia Residential Mortgage Lender, Broker and Servicer Act, W.Va. Code § 31-17-1 et seq.

(VII)	Federal and state specific late charge and prepayment penalty provisions.

(VIII)	Document Review

GLOBAL reviewed each loan file and verified if the following documents, if applicable, were included in the file and if the data on these documents were consistent:

•	Initial Application (1003)

•	Final Application (1003)

•	Note

•	Subordinate Lien Note

•	Appraisal – Limited review for compliance only

•	Title/Preliminary Title

•	Initial TIL

•	Final TIL

•	Final HUD

•	Initial and Final GFE's

•	Change of Circumstance Documentation

•	Right of Rescission Disclosure

•	Mortgage/Deed of Trust

•	Mortgage Insurance

•	Tangible Net Benefit Disclosure

Please be advised that GLOBAL did not make a determination as to whether the mortgage loans complied with federal, state or local laws, constitutional provisions, regulations or ordinances that are not expressly enumerated above. There can be no assurance that the Review uncovered all relevant factors relating to the origination of the mortgage loans, their compliance with applicable law and regulation and the original appraisals relating of the mortgaged properties or uncovered all relevant factors that could affect the future performance of the mortgage loans. Furthermore, the findings reached by GLOBAL are dependent upon its receiving complete and accurate data regarding the mortgage loans from loan originators and other third parties upon which GLOBAL is relying in reaching such findings.

Please be further advised that GLOBAL does not employ personnel who are licensed to practice law in the various jurisdictions, and the findings set forth in the reports prepared by GLOBAL do not constitute legal advice or opinions. They are recommendations or conclusions based on information provided to GLOBAL. All final decisions as to whether to purchase or enter into a transaction related to any individual mortgage loan or the mortgage loans in the aggregate, any investment strategy and any legal conclusions, including the potential liability related to the purchase or other transaction involving any such loan or loans, shall be made solely by the Client, or other agreed upon party, that has engaged GLOBAL to prepare its reports pursuant to its instructions and guidelines. Client, or other agreed upon party, acknowledges and agrees that the scoring models applied by GLOBAL are designed to identify potential risk, and further, the Client, or other agreed upon party, assumes sole responsibility for determining the suitability of the information for its particular use.

Bayview Opportunity Master Fund IVb Trust 2016-RN1
For: Bayview Fund Management LLC
By: Mission Global, LLC

SUMMARY OF FINDINGS AND CONCLUSIONS OF REVIEW

This summarizes the findings and conclusions of the Review performed by Global Financial Review, Inc. now known as Mission Global, LLC ("GLOBAL") provided on behalf of Residential RealEstate Review, Inc. for certain mortgage loans sold to an affiliate of Bayview Fund Management LLC ("Client") from various transactions as defined below.

S&P Grade	# of Loans	Percentage of Loans By Count
A	24	48.98%
B	13	26.53%
C	12	24.49%
D	0	0.00%
Grand Total	49	100%

Pursuant to the applicable NRSRO criteria, GLOBAL graded certain compliance exceptions as non-material based upon seasoning of the mortgage loan. Certain mortgage loans were seasoned beyond the applicable period under TILA in which affirmative claims could be brought by a consumer. The time period is not limited for claims, other than rescission, which are raised as a defense to foreclosure. Information contained in any GLOBAL report related to the applicable statute of limitations for certain claims may not be accurate or reflect the most recent controlling case law. Further, a particular court in a particular jurisdiction may extend, not enforce or otherwise allow claims beyond the statute of limitations identified in the report based on certain factors, including the facts and circumstances of an individual mortgage loan.

Utilizing the relevant Standard and Poor's grading criteria, within the GLOBAL Population there were mortgage loans 24 with an "A" Compliance Grade, 13 with a "B" Compliance Grade, 12 with a "C" Compliance Grade, and 0 with a "D" Compliance Grade.

For the 13 mortgage loans with a Compliance Grade of "B", the exceptions noted were generally either individually or a combination of TILA violations outside of the seasoning period as noted above, prepay penalties outside of allowable state requirements where the penalty period had expired or other missing documents or RESPA violations that were not considered to be material or were outside the statute of limitations.

For the 12 mortgage loans with a Compliance Grade of "C", 10 were Texas Home Equity Non-compliant as not all documents were not closed on designated Fannie Mae/Freddie Mac uniform instruments; two had an understated TIL.

COMPLIANCE EXCEPTION SUMMARY

Exceptions	# of Loans	% of Loans (by count) in GLOBAL Population
TxHE Violation, Fannie Mae/Freddie Mac document issue	10	20.40%
Incorrect ROR Form Used	5	10.20%
Failed State Prepayment Penalty	3	6.12%
Failed FNMA 5%	3	6.12%
Failed State Late Charge	3	6.12%
Finance charge understated	2	4.08%
Loan funded prior to rescission period	1	2.04%
Unable to determine if correct ROR form used	1	2.04%

Overall Observations

Files were presented in a consistent and well organized order at time of bulk acquisition for the regulatory compliance review and at time of the Review. Most files contained the vast majority of the documents required for review and were presented in a consistent and well organized order.

Deal ID	2016-RN1_ID	Deal-id	Lien position at Origination	ARM or Fixed at Origination	Purpose at Origination	Occupancy at Origination	Origination Date	First Payment Date	State	Orig Bal	pppflag	pppterm	Compliance Event	Compliance Exceptions	Credit Exceptions	Seasoning > 3 Years	Fitch Compliance Grade	Morningstar Compliance Grade	S & P Compliance Grade	High Cost Testing Performed?	Subject to Predatory Lending?	Section 32 Flag	HOEPA High Cost Loan?	State High Cost Flag	Fees Captured For Testing?	Document Used For Testing
xxxxxxx	2016RN1-0244	C-28354-02	1	FIXED	REFI-CASH OUT	INVESTMENT	xxxxxxx	10/9/1998	IN	xxxxxxx	None		Not Tested	LOAN FAILED STATE LATE CHARGE TEST.	Not Tested	Y	Not Tested	Not Tested	Regulatory Compliance Grade B	Y	Not Tested	NA	NA	NA	YES	HUD1
xxxxxxx	2016RN1-0365	C-28354-02	1	FIXED	REFI-RATE/TERM	OWNER	xxxxxxx	10/7/1999	NC	xxxxxxx	None		Not Tested	LOAN FAILED FNMA 5% TEST.	Not Tested	Y	Not Tested	Not Tested	Regulatory Compliance Grade B	Y	Not Tested	NO	NO	NA	YES	HUD1
xxxxxxx	2016RN1-0166	C-28354-02	1	FIXED	REFI-CASH OUT	OWNER	xxxxxxx	3/12/1999	KY	xxxxxxx	Partial	36	Not Tested	LOAN FAILED FNMA 5% TEST.	Not Tested	Y	Not Tested	Not Tested	Regulatory Compliance Grade B	Y	Not Tested	NO	NO	NA	YES	HUD1
xxxxxxx	xxxxxxx	C-28354-02	1	FIXED	REFI-CASH OUT	OWNER	xxxxxxx	5/1/2000	NC	xxxxxxx	None		Not Tested	LOAN FAILED FNMA 5% TEST.	Not Tested	Y	Not Tested	Not Tested	Regulatory Compliance Grade B	Y	Not Tested	NO	NO	NA	YES	HUD1
xxxxxxx	xxxxxxx	C-28354-02	1	FIXED	REFI-CASH OUT	OWNER	xxxxxxx		NC	xxxxxxx	Full	60	Not Tested	LOAN FAILED STATE PREPAYMENT PENALTY TEST. LOAN FAILED STATE LATE CHARGE TEST.	Not Tested	Y	Not Tested	Not Tested	Regulatory Compliance Grade B	Y	Not Tested	NO	NO	NA	YES	HUD1
xxxxxxx	xxxxxxx	C-28354-02	1	ARM	REFI-CASH OUT	OWNER	xxxxxxx	10/1/1993	CA	xxxxxxx	None		Not Tested	TIL FINANCE CHARGES ARE UNDERSTATED BY $110. ORIGINATOR USED THE INCORRECT ROR FORM FOR THIS TRANSACTION; SOL EXPIRED.	Not Tested	Y	Not Tested	Not Tested	Regulatory Compliance Grade C	Y	Not Tested	NA	NA	NA	YES	HUD1
xxxxxxx	xxxxxxx	C-28354-02	1	FIXED	REFI-CASH OUT	OWNER	xxxxxxx	4/1/2003	CO	xxxxxxx	None		Not Tested		Not Tested	Y	Not Tested	Not Tested	Regulatory Compliance Grade A	Y	Not Tested	NO	NO	NO	YES	HUD1
xxxxxxx	2016RN1-0335	C-28354-02	1	FIXED	REFI-CASH OUT	OWNER	xxxxxxx	2/1/2005	TX	xxxxxxx	None		Not Tested	TxHE VIOLATION; NOT ALL LOAN DOCUMENTS ARE DESIGNATED FANNIE MAE/FREDDIE MAC UNIFORM INSTRUMENTS.	Not Tested	Y	Not Tested	Not Tested	Regulatory Compliance Grade C	Y	Not Tested	NO	NO	NO	YES	HUD1
xxxxxxx	2016RN1-0567	C-28354-02	1	FIXED	REFI-CASH OUT	OWNER	xxxxxxx	3/1/2005	TX	xxxxxxx	None		Not Tested	TxHE VIOLATION; NOT ALL LOAN DOCUMENTS ARE DESIGNATED FANNIE MAE/FREDDIE MAC UNIFORM INSTRUMENTS.	Not Tested	Y	Not Tested	Not Tested	Regulatory Compliance Grade C	Y	Not Tested	NO	NO	NO	YES	HUD1
xxxxxxx	2016RN1-0423	C-28354-02	1	FIXED	REFI-CASH OUT	OWNER	xxxxxxx		NC	xxxxxxx	None		Not Tested		Not Tested	Y	Not Tested	Not Tested	Regulatory Compliance Grade A	Y	Not Tested	NA	NA	NO	YES	HUD1
xxxxxxx	xxxxxxx	C-28354-02	1	FIXED	REFI-CASH OUT	OWNER	xxxxxxx		NC	xxxxxxx	None		Not Tested		Not Tested	Y	Not Tested	Not Tested	Regulatory Compliance Grade A	Y	Not Tested	NA	NA	NO	YES	HUD1
xxxxxxx	2016RN1-0306	C-28354-02	1	FIXED	REFI-CASH OUT	OWNER	xxxxxxx	10/1/2005	WV	xxxxxxx	None		Not Tested	ORIGINATOR USED THE INCORRECT ROR FORM FOR THIS TRANSACTION; SOL EXPIRED.	Not Tested	Y	Not Tested	Not Tested	Regulatory Compliance Grade B	Y	Not Tested	NO	NO	NO	YES	HUD1
xxxxxxx	2016RN1-0148	C-28354-02	1	ARM	REFI-CASH OUT	OWNER	xxxxxxx	1/1/2006	CA	xxxxxxx	Partial	36	Not Tested	LOAN FAILED STATE PREPAYMENT PENALTY TES.	Not Tested	Y	Not Tested	Not Tested	Regulatory Compliance Grade B	Y	Not Tested	NO	NO	NA	YES	HUD1
xxxxxxx	2016RN1-0410	C-28354-02	1	FIXED	REFI-CASH OUT	OWNER	xxxxxxx	2/15/2006	WA	xxxxxxx	Full	60	Not Tested		Not Tested	Y	Not Tested	Not Tested	Regulatory Compliance Grade A	Y	Not Tested	NO	NO	NA	YES	HUD1
xxxxxxx	xxxxxxx	C-28354-02	1	FIXED	REFI-CASH OUT	OWNER	xxxxxxx	4/1/2006	GA	xxxxxxx	None		Not Tested	ORIGINATOR USED THE INCORRECT ROR FORM FOR THIS TRANSACTION; SOL EXPIRED.	Not Tested	Y	Not Tested	Not Tested	Regulatory Compliance Grade B	Y	Not Tested	NO	NO	NO	YES	HUD1
xxxxxxx	2016RN1-0163	C-28354-02	1	FIXED	REFI-CASH OUT	OWNER	xxxxxxx	6/1/2006	VA	xxxxxxx	Full	60	Not Tested		Not Tested	Y	Not Tested	Not Tested	Regulatory Compliance Grade A	Y	Not Tested	NO	NO	NA	YES	HUD1
xxxxxxx	2016RN1-0219	C-28354-02	1	FIXED	REFI-CASH OUT	OWNER	xxxxxxx	6/1/2006	TX	xxxxxxx	None		Not Tested	TxHE VIOLATION; NOT ALL LOAN DOCUMENTS ARE DESIGNATED FANNIE MAE/FREDDIE MAC UNIFORM INSTRUMENTS.	Not Tested	Y	Not Tested	Not Tested	Regulatory Compliance Grade C	Y	Not Tested	NO	NO	NO	YES	HUD1
xxxxxxx	xxxxxxx	C-28354-02	1	FIXED	REFI-CASH OUT	OWNER	xxxxxxx	6/16/2006	TX	xxxxxxx	None		Not Tested	TxHE VIOLATION; NOT ALL LOAN DOCUMENTS ARE DESIGNATED FANNIE MAE/FREDDIE MAC UNIFORM INSTRUMENTS. ORIGINATOR USED THE INCORRECT ROR FORM FOR THIS TRANSACTION; SOL EXPIRED.	Not Tested	Y	Not Tested	Not Tested	Regulatory Compliance Grade C	Y	Not Tested	NO	NO	NO	YES	HUD1
xxxxxxx	2016RN1-0390	C-28354-02	1	FIXED	REFI-CASH OUT	OWNER	xxxxxxx		NJ	xxxxxxx	None		Not Tested		Not Tested	Y	Not Tested	Not Tested	Regulatory Compliance Grade A	Y	Not Tested	NA	NA	NO	YES	HUD1
xxxxxxx	2016RN1-0116	C-28354-02	1	FIXED	REFI-CASH OUT	OWNER	xxxxxxx	9/7/2006	WA	xxxxxxx	None		Not Tested		Not Tested	Y	Not Tested	Not Tested	Regulatory Compliance Grade A	Y	Not Tested	NO	NO	NA	YES	HUD1
xxxxxxx	2016RN1-0431	C-28354-02	1	FIXED	REFI-CASH OUT	OWNER	xxxxxxx	9/11/2006	TX	xxxxxxx	None		Not Tested	TxHE VIOLATION; NOT ALL LOAN DOCUMENTS ARE DESIGNATED FANNIE MAE/FREDDIE MAC UNIFORM INSTRUMENTS.	Not Tested	Y	Not Tested	Not Tested	Regulatory Compliance Grade C	Y	Not Tested	NO	NO	NO	YES	HUD1
xxxxxxx	2016RN1-0392	C-28354-02	1	FIXED	REFI-CASH OUT	OWNER	xxxxxxx	9/16/2006	TX	xxxxxxx	None		Not Tested	TxHE VIOLATION; NOT ALL LOAN DOCUMENTS ARE DESIGNATED FANNIE MAE/FREDDIE MAC UNIFORM INSTRUMENTS.	Not Tested	Y	Not Tested	Not Tested	Regulatory Compliance Grade C	Y	Not Tested	NO	NO	NO	YES	HUD1
xxxxxxx	2016RN1-0411	C-28354-02	1	FIXED	REFI-CASH OUT	OWNER	xxxxxxx	9/19/2006	TX	xxxxxxx	None		Not Tested	TxHE VIOLATION; NOT ALL LOAN DOCUMENTS ARE DESIGNATED FANNIE MAE/FREDDIE MAC UNIFORM INSTRUMENTS.	Not Tested	Y	Not Tested	Not Tested	Regulatory Compliance Grade C	Y	Not Tested	NO	NO	NO	YES	HUD1
xxxxxxx	xxxxxxx	C-28354-02	1	FIXED	REFI-CASH OUT	INVESTMENT	xxxxxxx	10/1/2006	GA	xxxxxxx	None		Not Tested		Not Tested	Y	Not Tested	Not Tested	Regulatory Compliance Grade A	Y	Not Tested	NA	NA	NA	YES	HUD1
xxxxxxx	2016RN1-0246	C-28354-02	1	FIXED	PURCHASE	OWNER	xxxxxxx	10/1/2006	SC	xxxxxxx	None		Not Tested	TIL FINANCE CHARGES ARE UNDERSTATED BY $450.	Not Tested	Y	Not Tested	Not Tested	Regulatory Compliance Grade C	Y	Not Tested	NA	NA	NO	YES	HUD1
xxxxxxx	2016RN1-0079	C-28354-02	1	FIXED	REFI-CASH OUT	OWNER	xxxxxxx	11/10/2006	OH	xxxxxxx	Full	36	Not Tested	LOAN FAILED STATE PREPAYMENT PENALTY TEST.	Not Tested	Y	Not Tested	Not Tested	Regulatory Compliance Grade B	Y	Not Tested	NO	NO	NO	YES	HUD1
xxxxxxx	2016RN1-0263	C-28354-02	1	FIXED	REFI-RATE/TERM	OWNER	xxxxxxx	11/19/2006	TX	xxxxxxx	None		Not Tested		Not Tested	Y	Not Tested	Not Tested	Regulatory Compliance Grade A	Y	Not Tested	NO	NO	NO	YES	HUD1
xxxxxxx	2016RN1-0186	C-28354-02	1	ARM	REFI-CASH OUT	OWNER	xxxxxxx		PA	xxxxxxx	Full	60	Not Tested		Not Tested	Y	Not Tested	Not Tested	Regulatory Compliance Grade A	Y	Not Tested	NO	NO	NA	YES	HUD1
xxxxxxx	2016RN1-0223	C-28354-02	1	FIXED	REFI-CASH OUT	OWNER	xxxxxxx	1/28/2007	CA	xxxxxxx	Full	60	Not Tested		Not Tested	Y	Not Tested	Not Tested	Regulatory Compliance Grade A	Y	Not Tested	NO	NO	NO	YES	HUD1
xxxxxxx	2016RN1-0349	C-28354-02	1	FIXED	REFI-CASH OUT	OWNER	xxxxxxx	2/9/2007	GA	xxxxxxx	None		Not Tested		Not Tested	Y	Not Tested	Not Tested	Regulatory Compliance Grade A	Y	Not Tested	NO	NO	NO	YES	HUD1
xxxxxxx	2016RN1-0528	C-28354-02	1	FIXED	REFI-CASH OUT	OWNER	xxxxxxx	4/6/2007	TX	xxxxxxx	None		Not Tested	TxHE VIOLATION; NOT ALL LOAN DOCUMENTS ARE DESIGNATED FANNIE MAE/FREDDIE MAC UNIFORM INSTRUMENTS.	Not Tested	Y	Not Tested	Not Tested	Regulatory Compliance Grade C	Y	Not Tested	NO	NO	NO	YES	HUD1
xxxxxxx	2016RN1-0459	C-28354-02	1	FIXED	REFI-CASH OUT	OWNER	xxxxxxx		PA	xxxxxxx	Full	60	Not Tested		Not Tested	Y	Not Tested	Not Tested	Regulatory Compliance Grade A	Y	Not Tested	NO	NO	NA	YES	HUD1
xxxxxxx	2016RN1-0418	C-28354-02	1	FIXED	REFI-CASH OUT	OWNER	xxxxxxx	6/5/2007	WA	xxxxxxx	Full	60	Not Tested		Not Tested	Y	Not Tested	Not Tested	Regulatory Compliance Grade A	Y	Not Tested	NO	NO	NA	YES	HUD1
xxxxxxx	2016RN1-0357	C-28354-02	1	FIXED	REFI-CASH OUT	OWNER	xxxxxxx	9/15/2007	PA	xxxxxxx	Full	60	Not Tested	UNABLE TO DETERMINE IF ORIGINATOR USED THE CORRECT ROR FORM FOR THIS TRANSACTION; SOL EXPIRED.	Not Tested	Y	Not Tested	Not Tested	Regulatory Compliance Grade B	Y	Not Tested	NO	NO	NO	YES	HUD1
xxxxxxx	2016RN1-0260	C-28354-02	1	FIXED	REFI-CASH OUT	OWNER	xxxxxxx	12/6/2007	GA	xxxxxxx	Full	60	Not Tested		Not Tested	Y	Not Tested	Not Tested	Regulatory Compliance Grade A	Y	Not Tested	NO	NO	NO	YES	HUD1
xxxxxxx	xxxxxxx	C-28354-02	1	FIXED	REFI-CASH OUT	OWNER	xxxxxxx	1/30/2008	TX	xxxxxxx	None		Not Tested	TxHE VIOLATION; NOT ALL LOAN DOCUMENTS ARE DESIGNATED FANNIE MAE/FREDDIE MAC UNIFORM INSTRUMENTS.	Not Tested	Y	Not Tested	Not Tested	Regulatory Compliance Grade C	Y	Not Tested	NO	NO	NO	YES	HUD1
xxxxxxx	xxxxxxx	C-28354-02	1	FIXED	REFI-CASH OUT	OWNER	xxxxxxx	11/12/2005	NC	xxxxxxx	None		Not Tested	LOAN FAILED STATE LATE CHARGE TEST	Not Tested	Y	Not Tested	Not Tested	Regulatory Compliance Grade B	Y	Not Tested	NO	NO	NO	YES	HUD1
xxxxxxx	2016RN1-0483	C-28354-02	1	FIXED	REFI-CASH OUT	OWNER	xxxxxxx	8/21/2006	NC	xxxxxxx	None		Not Tested		Not Tested	Y	Not Tested	Not Tested	Regulatory Compliance Grade A	Y	Not Tested	NO	NO	NO	YES	HUD1
xxxxxxx	2016RN1-0425	C-28354-02	1	FIXED	REFI-CASH OUT	OWNER	xxxxxxx	7/1/2002	FL	xxxxxxx	None		Not Tested	LOAN FUNDED PRIOR TO THE EXPIRATION OF THE RESCISSION PERIOD; SOL EXPIRED.	Not Tested	Y	Not Tested	Not Tested	Regulatory Compliance Grade B	Y	Not Tested	NO	NO	NA	YES	HUD1
xxxxxxx	2016RN1-0443	C-28354-02	1	FIXED	REFI-CASH OUT	OWNER	xxxxxxx	7/10/2003	NC	xxxxxxx	None		Not Tested		Not Tested	Y	Not Tested	Not Tested	Regulatory Compliance Grade A	Y	Not Tested	NO	NO	NO	YES	HUD1
xxxxxxx	2016RN1-0196	C-28354-02	1	FIXED	REFI-CASH OUT	OWNER	xxxxxxx	8/9/2007	FL	xxxxxxx	Partial	36	Not Tested	ORIGINATOR USED THE INCORRECT ROR FORM FOR THIS TRANSACTION; SOL EXPIRED.	Not Tested	Y	Not Tested	Not Tested	Regulatory Compliance Grade B	Y	Not Tested	NO	NO	NO	YES	HUD1
xxxxxxx	xxxxxxx	C-28354-02	1	FIXED	REFI-CASH OUT	INVESTMENT	xxxxxxx	4/10/2008	TX	xxxxxxx	None		Not Tested		Not Tested	Y	Not Tested	Not Tested	Regulatory Compliance Grade A	Y	Not Tested	NA	NA	NA	YES	HUD1
xxxxxxx	2016RN1-0187	C-28354-02	1	FIXED	REFI-CASH OUT	OWNER	xxxxxxx	4/14/2008	GA	xxxxxxx	Full	60	Not Tested		Not Tested	Y	Not Tested	Not Tested	Regulatory Compliance Grade A	Y	Not Tested	NO	NO	NO	YES	HUD1
xxxxxxx	2016RN1-0344	C-28354-02	1	FIXED	REFI-CASH OUT	INVESTMENT	xxxxxxx	5/1/2008	PA	xxxxxxx	Full	60	Not Tested		Not Tested	Y	Not Tested	Not Tested	Regulatory Compliance Grade A	Y	Not Tested	NO	NO	NA	YES	HUD1
xxxxxxx	2016RN1-0397	C-28354-02	1	FIXED	REFI-RATE/TERM	OWNER	xxxxxxx	7/1/2008	VA	xxxxxxx	Full	60	Not Tested		Not Tested	Y	Not Tested	Not Tested	Regulatory Compliance Grade A	Y	Not Tested	NO	NO	NA	YES	HUD1
xxxxxxx	2016RN1-0080	C-28354-02	1	FIXED	REFI-CASH OUT	OWNER	xxxxxxx	10/24/2008	GA	xxxxxxx	Full	60	Not Tested		Not Tested	Y	Not Tested	Not Tested	Regulatory Compliance Grade A	Y	Not Tested	NO	NO	NO	YES	HUD1
xxxxxxx	2016RN1-0501	C-28354-02	1	FIXED	REFI-CASH OUT	OWNER	xxxxxxx	12/6/2008	TX	xxxxxxx	None		Not Tested	TxHE VIOLATION; NOT ALL LOAN DOCUMENTS ARE DESIGNATED FANNIE MAE/FREDDIE MAC UNIFORM INSTRUMENTS.	Not Tested	Y	Not Tested	Not Tested	Regulatory Compliance Grade C	Y	Not Tested	NO	NO	NO	YES	HUD1
xxxxxxx	2016RN1-0234	C-28354-02	1	FIXED	REFI-CASH OUT	OWNER	xxxxxxx	2/1/2009	AL	xxxxxxx	None		Not Tested		Not Tested	Y	Not Tested	Not Tested	Regulatory Compliance Grade A	Y	Not Tested	NO	NO	NA	YES	HUD1
xxxxxxx	2016RN1-0075	C-28354-02	1	FIXED	REFI-CASH OUT	OWNER	xxxxxxx		IL	xxxxxxx	None		Not Tested		Not Tested	Y	Not Tested	Not Tested	Regulatory Compliance Grade A	Y	Not Tested	NA	NA	NA	YES	HUD1